Fees Summary	Sep. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 304,447,561.59
Previously Paid Amount	0.00
Total Fee Amount	42,044.22
Total Offset Amount	0.00
Net Fee	$ 42,044.22
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A